Investments: Unrealized Gain (Loss) on Investments (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Net unrealized investment gains included in AOCI	$ (578)	$ 11
Debt Securities
Net unrealized investment gains included in AOCI	(732)	17
Deferred Income Taxes
Net unrealized investment gains included in AOCI	$ 154	$ (6)